Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2017 and 2016 are as follows:

Balance at 12/31/2017
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,333	(10,548)	—	10,785
Software	16,407	(13,420)	—	2,987
Customer base	6,931	(4,200)	—	2,731
Trademarks	1,909	(1,129)	—	780
Other intangible assets	1,081	(993)	(2)	86
Intangible assets in process	636	—	—	636
Intangible assets	48,297	(30,290)	(2)	18,005

Balance at 12/31/2016
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,843	(10,249)	—	11,594
Software	16,361	(13,466)	(3)	2,892
Customer base	7,253	(3,818)	—	3,435
Trademarks	2,017	(1,105)	—	912
Other intangible assets	1,135	(1,003)	(5)	127
Intangible assets in process	1,558	—	—	1,558
Intangible assets	50,167	(29,641)	(8)	20,518

The movement in this heading assigned to each Group segment was the following:

2017
Millions of euros	Balance at 12/31/16	Acquisitions	Write-offs	Translation differences and other	Balance at 12/31/17
Telefónica Spain	4,306	—	—	4	4,310
Telefónica Brazil	11,565	—	—	(1,508)	10,057
Telefónica Germany	4,787	28	—	—	4,815
Telefónica United Kingdom	4,824	—	—	(176)	4,648
Telefónica Hispanoamérica	3,040	147	—	(262)	2,925
Others	164	—	—	(78)	86
Total	28,686	175	—	(2,020)	26,841

2016
Millions of euros	Balance at 12/31/15	Acquisitions	Write-offs	Translation differences and other	Balance at 12/31/16
Telefónica Spain	4,306	—	—	—	4,306
Telefónica Brazil	9,345	—	—	2,220	11,565
Telefónica Germany	4,787	—	—	—	4,787
Telefónica United Kingdom	5,621	—	—	(797)	4,824
Telefónica Hispanoamérica	3,187	—	(215)	68	3,040
Others	149	26	(13)	2	164
Total	27,395	26	(228)	1,493	28,686

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)
In order to test for impairment, goodwill has been allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

	12/31/2017	12/31/2016
Telefónica Spain	4,310	4,306
Telefónica Brazil	10,057	11,565
Telefónica Germany	4,815	4,787
Telefónica United Kingdom	4,648	4,824
Telefónica Hispanoamérica	2,925	3,040
Chile	978	1,022
Peru	739	813
Mexico	339	368
Argentina	161	217
Others Telefónica Hispanoamérica	708	620
Others	86	164
TOTAL	26,841	28,686

The after-tax discount rates applied to the cash flow projections in 2017 and 2016 for the main CGUs are as follows:

Discount rate in local currency	2017	2016
Spain	5.9%	6.2%
Brazil	10.9%	11.3%
United Kingdom	6.3%	7.1%
Germany	4.7%	5.7%
The perpetuity growth rates applied to the cash flow projections in 2017 and 2016 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2017	2016
Spain	0.8%	0.8%
Brazil	4.5%	5.0%
United Kingdom	0.8%	0.8%
Germany	1.0%	1.0%

Schedule of Sensitivity to Changes in Assumptions
The Group carries out a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in such test. For the main CGU the following maximum increases or decreases, expressed in percentage points (p.p.), were assumed:

Changes in key assumptions, In percentage points (p.p.)	Spain	United Kingdom Germany	Brazil
Financial variables
Discount rate	+/- 0.5	+/- 0.5	+/- 1
Perpetuity growth rates	+/- 0.25	+/- 0.25	+/- 0.5
Operating variables
OIBDA Margin	+/- 2	+/- 1.5	+/- 2
Ratio of CapEx/Revenues	+/- 1	+/- 0.75	+/- 1